Quarterly Financial Data (unaudited)	May 20, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
17.	Quarterly Financial Data (unaudited)
The following information has been derived from unaudited consolidated financial statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
(in thousands, except per share amounts)	2019	2019	2019	2019
Revenues	$10,564	$16,953	$21,786	$23,653
Gross profit	8,802	15,555	18,914	19,725
Net loss	(41,538)	(36,487)	(38,232)	(33,516)
Net loss per common share—basic and diluted	$(1.09)	$(0.96)	$(1.00)	$(0.88)
Weighted average common shares—basic and diluted	37,992	38,010	38,125	38,176

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
(in thousands, except per share amounts)	2018	2018	2018	2018
Revenues	$2,194	$3,797	$6,990	$9,543
Gross profit	(504)	2,851	5,371	7,470
Net loss	(41,569)	(43,875)	(43,640)	(40,575)
Net loss per common share—basic and diluted	$(1.10)	$(1.16)	$(1.15)	$(1.07)
Weighted average common shares—basic and diluted	37,620	37,697	37,818	37,867